Property and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 9,589,085	$ 8,337,853
Less accumulated depreciation	(4,256,019)	(3,969,264)
Property and equipment, net	5,333,066	4,368,589
Depreciation expense related to plant and equipment	287,543	271,024
Land and Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,998,817	1,625,879
Buildings and Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	4,504,364	3,891,557
Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 3,085,904	$ 2,820,417